Property, Plant and Equipment, Net - Additional Information (Detail) (Property plant and equipment, USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation expense related to property, plant and equipment	$ 4	$ 49	$ 42	$ 16	$ 53	$ 127